Plant, Equipment, and Mine Development, Net	3 Months Ended
Mar. 31, 2020
Plant, Equipment, and Mine Development, Net
Plant, Equipment, and Mine Development, Net

6. Plant, Equipment, and Mine Development, Net

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life	March 31,	December 31,
	of Method	2020	2019
Process equipment	5 - 13 years	$15,144	$14,770
Leach pads	Units-of-production	11,190	11,190
Buildings and leasehold improvements	10 years	10,507	10,507
Restart leach pads	18 months	6,241	6,229
Mine equipment	5 - 7 years	4,847	4,716
Vehicles	3 - 5 years	184	136
Furniture and office equipment	7 years	264	129
Mine development	Units-of-production	476	119
Construction in progress and other		22,062	20,619
		$70,915	$68,415
Less: accumulated depreciation and amortization		(19,342)	(17,208)
Total		$51,573	$51,207

During the 2020 first quarter, new processing equipment was placed into service, construction of the restart leach pads was completed and various mine development projects were ongoing. During the three months ended March 31, 2020 and 2019, the Company recorded depreciation and amortization related to plant, equipment and mine development of $2.1 million and $0.8 million, respectively. The Company capitalized $2.1 million and $0 of depreciation and amortization during the three months ended March 31, 2020 and 2019, respectively, to Ore on leach pads on the consolidated balance sheets. During the three months ended March 31, 2020, as a result of ounces sold, the Company recognized $1.3 million in depreciation and amortization in the consolidated statements of operations.